CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Product sales	$ 2,534,862	$ 1,579,256	$ 7,214,842	$ 3,991,720	$ 5,401,957	$ 3,471,994
Consulting and other income					91,750	128,242
Less returns and allowances	(472,684)	(50,087)	(571,072)	(167,282)	(41,183)	(80,433)
Net revenue	2,062,178	1,529,169	6,643,770	3,824,438	5,452,524	3,519,803
Cost of Goods Sold	1,042,808	573,349	3,181,103	1,237,118	1,883,160	1,103,444
Gross Profit	1,019,370	955,820	3,462,667	2,587,320	3,569,364	2,416,359
Operating Costs and Expenses
Selling and marketing	725,472	339,818	1,972,913	859,146	1,478,196	1,201,874
General and administrative	717,462	507,853	2,169,035	1,411,836	2,272,149	1,649,809
Total operating costs and expenses	1,442,934	847,671	4,141,948	2,270,982	3,750,345	2,851,683
Operating Income (Loss)	(423,564)	108,149	(679,281)	316,338	(180,981)	(435,324)
Other Income (Expense)
Interest income			(149)			(1,975)
Other	3,204	(4,499)	10,938	46,924	31,168	121,077
Total other income (expense)	3,204	(4,499)	10,789	46,924	31,168	119,102
Income (Loss) Before Taxes	(420,361)	103,650	(668,492)	363,262	(149,813)	(316,222)
Income Tax Provision		17,994		17,994
Net Income (Loss)	(420,361)	85,656	(668,492)	345,268	(149,813)	(316,222)
Net Loss Attributable to Non-Controlling Interest			2,292		12,740
Net Income (Loss) Attributable to Shareholders of Divine Skin, Inc.	$ (420,361)	$ 85,656	$ (666,200)	$ 345,268	$ (137,073)	$ (316,222)
Basic Earnings per Share:
Weighted average shares	102,332,267	93,450,369	99,508,214	92,051,946	92,668,273	91,240,812
Earnings per share	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.002)	$ (0.003)
Diluted Earnings per Share:
Weighted average shares	102,332,267	94,528,222	99,508,214	92,847,740	92,668,273	91,240,812
Earnings per share	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.002)	$ (0.003)